CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2021		¥ 86,093	¥ 29,910,089	¥ 8,541,295	¥ 73,819,679	¥ (57,817)	¥ (66)	$ 17,623,592	¥ 112,299,273
Beginning balance shares, outstanding at Dec. 31, 2021	[1]	660,000
Net loss					(136,750,888)		291,987	(20,279,224)	(136,458,901)
Statutory reserves | ¥				2,569,404	(2,569,404)
Cancellation of the outstanding shares in MC held by former MC shareholders		¥ (86,093)						(13,511)	(86,093)
Cancellation of the outstanding shares in MC held by former MC shareholders, shares	[1]	(660,000)
Initial common shares of Golden Path		¥ 1,215						171	1,215
Initial common shares of Golden Path, shares	[1]	8,540
Initial common shares of Golden Path subject to possible redemption		¥ 4,090						575	4,090
Initial common shares of Golden Path subject to possible redemption, shares	[1]	28,750
Shares converted from rights		¥ 428						60	428
Shares converted from rights, shares	[1]	3,010
Issuance of common stock to Finder		¥ 270						38	270
Issuance of common stock to Finder, shares	[1]	1,900
Issuance of common stock as consideration of business combination		¥ 31,694	224,228,620					32,011,551	224,260,314
Issuance of common stock as consideration of business combination, shares	[1]	222,772
Redemption of common stock		¥ (1,553)						(218)	(1,553)
Redemption of common stock, shares	[1]	(10,912)
Foreign currency translation						(3,124,717)		(796,039)	(3,124,717)
Ending balance, value at Dec. 31, 2022		¥ 36,144	254,138,709	11,110,699	(65,500,622)	(3,182,525)	291,921	28,546,995	196,894,326
Ending balance shares, outstanding at Dec. 31, 2022	[1]	254,060
Net loss					(81,382,273)		(205,725)	(11,578,184)	(81,587,998)
Statutory reserves				26,956	(26,956)
Issuance of common stock to employees in employee benefit plans		¥ 6,174	32,158,261					4,480,600	32,164,435
Issuance of common stock to employees in employee benefit plans, shares	[1]	43,000
Disposal of subsidiaries				(8,084,879)				(1,770,955)	(8,084,879)
Foreign currency translation						1,817,059		257,860	1,817,059
Ending balance, value at Dec. 31, 2023		¥ 42,318	286,296,970	3,052,776	(146,909,851)	(1,365,466)	86,196	19,936,316	141,202,943
Ending balance shares, outstanding at Dec. 31, 2023	[1]	297,060
Net loss					(63,322,788)		(909,447)	(9,019,227)	(64,232,235)
Statutory reserves | ¥				11,670	(11,670)
Issuance of common stock to employees in employee benefit plans		¥ 255	952,300					134,280	952,555
Issuance of common stock to employees in employee benefit plans, shares	[1]	1,800
Shares converted from convertible promissory note		¥ 7,792,930	1,496,739,191					209,300,000	1,504,532,121
Shares converted from convertible promissory note, shares	[1]	54,204,890
Disposal of subsidiaries | ¥				(500,000)	500,000
Foreign currency translation						533,030		(137,077)	533,030
Ending balance, value at Dec. 31, 2024		¥ 7,835,503	¥ 1,783,988,461	¥ 2,564,446	¥ (209,744,309)	¥ (832,436)	¥ (823,251)	$ 220,214,292	¥ 1,582,988,414
Ending balance shares, outstanding at Dec. 31, 2024	[1]	54,503,750

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the reclassification of Class A and Class B ordinary shares (Note 14).